Report of the directors financial review risk report - Retail analysis (Details) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Disclosure of financial assets [line items]
ECL, weight assigned to scenarios	100.00%
Allowance for ECL
Disclosure of financial assets [line items]
Financial assets	$ (11,600)	$ (12,200)
Allowance for ECL | Retail
Disclosure of financial assets [line items]
Financial assets	$ (2,800)	(3,000)
UK | Retail
Disclosure of financial assets [line items]
ECL, weight assigned to scenarios	100.00%
UK | Gross carrying/ nominal amount | Mortgages | Retail
Disclosure of financial assets [line items]
Financial assets	$ 144,630	155,084
UK | Gross carrying/ nominal amount | Credit cards | Retail
Disclosure of financial assets [line items]
Financial assets	7,147	8,084
UK | Gross carrying/ nominal amount | Other financial assets measured at amortised cost | Retail
Disclosure of financial assets [line items]
Financial assets	7,253	7,902
UK | Allowance for ECL | Mortgages | Retail
Disclosure of financial assets [line items]
Financial assets	(169)	(191)
UK | Allowance for ECL | Mortgages | Retail | Consensus Central scenario ECL
Disclosure of financial assets [line items]
Financial assets	(156)	(182)
UK | Allowance for ECL | Mortgages | Retail | Consensus Upside scenario ECL
Disclosure of financial assets [line items]
Financial assets	(150)	(175)
UK | Allowance for ECL | Mortgages | Retail | Consensus Downside scenario ECL
Disclosure of financial assets [line items]
Financial assets	(170)	(197)
UK | Allowance for ECL | Mortgages | Retail | Downside 1 scenario ECL
Disclosure of financial assets [line items]
Financial assets	(186)
UK | Allowance for ECL | Mortgages | Retail | Downside 2 scenario ECL
Disclosure of financial assets [line items]
Financial assets	(200)	(231)
UK | Allowance for ECL | Credit cards | Retail
Disclosure of financial assets [line items]
Financial assets	(433)	(439)
UK | Allowance for ECL | Credit cards | Retail | Consensus Central scenario ECL
Disclosure of financial assets [line items]
Financial assets	(336)	(381)
UK | Allowance for ECL | Credit cards | Retail | Consensus Upside scenario ECL
Disclosure of financial assets [line items]
Financial assets	(293)	(330)
UK | Allowance for ECL | Credit cards | Retail | Consensus Downside scenario ECL
Disclosure of financial assets [line items]
Financial assets	(434)	(456)
UK | Allowance for ECL | Credit cards | Retail | Downside 1 scenario ECL
Disclosure of financial assets [line items]
Financial assets	(495)
UK | Allowance for ECL | Credit cards | Retail | Downside 2 scenario ECL
Disclosure of financial assets [line items]
Financial assets	(836)	(987)
UK | Allowance for ECL | Other financial assets measured at amortised cost | Retail
Disclosure of financial assets [line items]
Financial assets	(374)	(369)
UK | Allowance for ECL | Other financial assets measured at amortised cost | Retail | Consensus Central scenario ECL
Disclosure of financial assets [line items]
Financial assets	(305)	(298)
UK | Allowance for ECL | Other financial assets measured at amortised cost | Retail | Consensus Upside scenario ECL
Disclosure of financial assets [line items]
Financial assets	(258)	(254)
UK | Allowance for ECL | Other financial assets measured at amortised cost | Retail | Consensus Downside scenario ECL
Disclosure of financial assets [line items]
Financial assets	(325)	(388)
UK | Allowance for ECL | Other financial assets measured at amortised cost | Retail | Downside 1 scenario ECL
Disclosure of financial assets [line items]
Financial assets	(471)
UK | Allowance for ECL | Other financial assets measured at amortised cost | Retail | Downside 2 scenario ECL
Disclosure of financial assets [line items]
Financial assets	$ (595)	(830)
Mexico | Retail
Disclosure of financial assets [line items]
ECL, weight assigned to scenarios	100.00%
Mexico | Gross carrying/ nominal amount | Mortgages | Retail
Disclosure of financial assets [line items]
Financial assets	$ 5,560	4,972
Mexico | Gross carrying/ nominal amount | Credit cards | Retail
Disclosure of financial assets [line items]
Financial assets	1,303	1,167
Mexico | Gross carrying/ nominal amount | Other financial assets measured at amortised cost | Retail
Disclosure of financial assets [line items]
Financial assets	3,119	2,935
Mexico | Allowance for ECL | Mortgages | Retail
Disclosure of financial assets [line items]
Financial assets	(118)	(123)
Mexico | Allowance for ECL | Mortgages | Retail | Consensus Central scenario ECL
Disclosure of financial assets [line items]
Financial assets	(107)	(116)
Mexico | Allowance for ECL | Mortgages | Retail | Consensus Upside scenario ECL
Disclosure of financial assets [line items]
Financial assets	(96)	(106)
Mexico | Allowance for ECL | Mortgages | Retail | Consensus Downside scenario ECL
Disclosure of financial assets [line items]
Financial assets	(124)	(130)
Mexico | Allowance for ECL | Mortgages | Retail | Downside 1 scenario ECL
Disclosure of financial assets [line items]
Financial assets	(115)
Mexico | Allowance for ECL | Mortgages | Retail | Downside 2 scenario ECL
Disclosure of financial assets [line items]
Financial assets	(160)	(164)
Mexico | Allowance for ECL | Credit cards | Retail
Disclosure of financial assets [line items]
Financial assets	(167)	(141)
Mexico | Allowance for ECL | Credit cards | Retail | Consensus Central scenario ECL
Disclosure of financial assets [line items]
Financial assets	(157)	(134)
Mexico | Allowance for ECL | Credit cards | Retail | Consensus Upside scenario ECL
Disclosure of financial assets [line items]
Financial assets	(143)	(122)
Mexico | Allowance for ECL | Credit cards | Retail | Consensus Downside scenario ECL
Disclosure of financial assets [line items]
Financial assets	(180)	(150)
Mexico | Allowance for ECL | Credit cards | Retail | Downside 1 scenario ECL
Disclosure of financial assets [line items]
Financial assets	(182)
Mexico | Allowance for ECL | Credit cards | Retail | Downside 2 scenario ECL
Disclosure of financial assets [line items]
Financial assets	(216)	(176)
Mexico | Allowance for ECL | Other financial assets measured at amortised cost | Retail
Disclosure of financial assets [line items]
Financial assets	(395)	(366)
Mexico | Allowance for ECL | Other financial assets measured at amortised cost | Retail | Consensus Central scenario ECL
Disclosure of financial assets [line items]
Financial assets	(387)	(360)
Mexico | Allowance for ECL | Other financial assets measured at amortised cost | Retail | Consensus Upside scenario ECL
Disclosure of financial assets [line items]
Financial assets	(371)	(350)
Mexico | Allowance for ECL | Other financial assets measured at amortised cost | Retail | Consensus Downside scenario ECL
Disclosure of financial assets [line items]
Financial assets	(411)	(374)
Mexico | Allowance for ECL | Other financial assets measured at amortised cost | Retail | Downside 1 scenario ECL
Disclosure of financial assets [line items]
Financial assets	(400)
Mexico | Allowance for ECL | Other financial assets measured at amortised cost | Retail | Downside 2 scenario ECL
Disclosure of financial assets [line items]
Financial assets	$ (471)	(401)
Hong Kong | Retail
Disclosure of financial assets [line items]
ECL, weight assigned to scenarios	100.00%
Hong Kong | Gross carrying/ nominal amount | Mortgages | Retail
Disclosure of financial assets [line items]
Financial assets	$ 98,070	96,697
Hong Kong | Gross carrying/ nominal amount | Credit cards | Retail
Disclosure of financial assets [line items]
Financial assets	7,180	7,644
Hong Kong | Gross carrying/ nominal amount | Other financial assets measured at amortised cost | Retail
Disclosure of financial assets [line items]
Financial assets	5,848	5,628
Hong Kong | Allowance for ECL | Mortgages | Retail
Disclosure of financial assets [line items]
Financial assets	0	0
Hong Kong | Allowance for ECL | Mortgages | Retail | Consensus Central scenario ECL
Disclosure of financial assets [line items]
Financial assets	0	0
Hong Kong | Allowance for ECL | Mortgages | Retail | Consensus Upside scenario ECL
Disclosure of financial assets [line items]
Financial assets	0	0
Hong Kong | Allowance for ECL | Mortgages | Retail | Consensus Downside scenario ECL
Disclosure of financial assets [line items]
Financial assets	0	0
Hong Kong | Allowance for ECL | Mortgages | Retail | Downside 1 scenario ECL
Disclosure of financial assets [line items]
Financial assets	0
Hong Kong | Allowance for ECL | Mortgages | Retail | Downside 2 scenario ECL
Disclosure of financial assets [line items]
Financial assets	0	0
Hong Kong | Allowance for ECL | Credit cards | Retail
Disclosure of financial assets [line items]
Financial assets	(236)	(218)
Hong Kong | Allowance for ECL | Credit cards | Retail | Consensus Central scenario ECL
Disclosure of financial assets [line items]
Financial assets	(208)	(206)
Hong Kong | Allowance for ECL | Credit cards | Retail | Consensus Upside scenario ECL
Disclosure of financial assets [line items]
Financial assets	(182)	(154)
Hong Kong | Allowance for ECL | Credit cards | Retail | Consensus Downside scenario ECL
Disclosure of financial assets [line items]
Financial assets	(269)	(231)
Hong Kong | Allowance for ECL | Credit cards | Retail | Downside 1 scenario ECL
Disclosure of financial assets [line items]
Financial assets	(310)
Hong Kong | Allowance for ECL | Credit cards | Retail | Downside 2 scenario ECL
Disclosure of financial assets [line items]
Financial assets	(336)	(359)
Hong Kong | Allowance for ECL | Other financial assets measured at amortised cost | Retail
Disclosure of financial assets [line items]
Financial assets	(99)	(109)
Hong Kong | Allowance for ECL | Other financial assets measured at amortised cost | Retail | Consensus Central scenario ECL
Disclosure of financial assets [line items]
Financial assets	(91)	(101)
Hong Kong | Allowance for ECL | Other financial assets measured at amortised cost | Retail | Consensus Upside scenario ECL
Disclosure of financial assets [line items]
Financial assets	(83)	(88)
Hong Kong | Allowance for ECL | Other financial assets measured at amortised cost | Retail | Consensus Downside scenario ECL
Disclosure of financial assets [line items]
Financial assets	(105)	(128)
Hong Kong | Allowance for ECL | Other financial assets measured at amortised cost | Retail | Downside 1 scenario ECL
Disclosure of financial assets [line items]
Financial assets	(111)
Hong Kong | Allowance for ECL | Other financial assets measured at amortised cost | Retail | Downside 2 scenario ECL
Disclosure of financial assets [line items]
Financial assets	(140)	(180)
UAE | Gross carrying/ nominal amount | Mortgages | Retail
Disclosure of financial assets [line items]
Financial assets	2,081	1,982
UAE | Gross carrying/ nominal amount | Credit cards | Retail
Disclosure of financial assets [line items]
Financial assets	427	429
UAE | Gross carrying/ nominal amount | Other financial assets measured at amortised cost | Retail
Disclosure of financial assets [line items]
Financial assets	656	615
UAE | Allowance for ECL | Mortgages | Retail
Disclosure of financial assets [line items]
Financial assets	(37)	(45)
UAE | Allowance for ECL | Mortgages | Retail | Consensus Central scenario ECL
Disclosure of financial assets [line items]
Financial assets	(37)	(44)
UAE | Allowance for ECL | Mortgages | Retail | Consensus Upside scenario ECL
Disclosure of financial assets [line items]
Financial assets	(35)	(42)
UAE | Allowance for ECL | Mortgages | Retail | Consensus Downside scenario ECL
Disclosure of financial assets [line items]
Financial assets	(37)	(46)
UAE | Allowance for ECL | Mortgages | Retail | Downside 1 scenario ECL
Disclosure of financial assets [line items]
Financial assets	(39)
UAE | Allowance for ECL | Mortgages | Retail | Downside 2 scenario ECL
Disclosure of financial assets [line items]
Financial assets	(40)	(57)
UAE | Allowance for ECL | Credit cards | Retail
Disclosure of financial assets [line items]
Financial assets	(41)	(43)
UAE | Allowance for ECL | Credit cards | Retail | Consensus Central scenario ECL
Disclosure of financial assets [line items]
Financial assets	(34)	(41)
UAE | Allowance for ECL | Credit cards | Retail | Consensus Upside scenario ECL
Disclosure of financial assets [line items]
Financial assets	(20)	(29)
UAE | Allowance for ECL | Credit cards | Retail | Consensus Downside scenario ECL
Disclosure of financial assets [line items]
Financial assets	(67)	(54)
UAE | Allowance for ECL | Credit cards | Retail | Downside 1 scenario ECL
Disclosure of financial assets [line items]
Financial assets	(36)
UAE | Allowance for ECL | Credit cards | Retail | Downside 2 scenario ECL
Disclosure of financial assets [line items]
Financial assets	(70)	(82)
UAE | Allowance for ECL | Other financial assets measured at amortised cost | Retail
Disclosure of financial assets [line items]
Financial assets	(17)	(19)
UAE | Allowance for ECL | Other financial assets measured at amortised cost | Retail | Consensus Central scenario ECL
Disclosure of financial assets [line items]
Financial assets	(15)	(18)
UAE | Allowance for ECL | Other financial assets measured at amortised cost | Retail | Consensus Upside scenario ECL
Disclosure of financial assets [line items]
Financial assets	(12)	(13)
UAE | Allowance for ECL | Other financial assets measured at amortised cost | Retail | Consensus Downside scenario ECL
Disclosure of financial assets [line items]
Financial assets	(16)	(21)
UAE | Allowance for ECL | Other financial assets measured at amortised cost | Retail | Downside 1 scenario ECL
Disclosure of financial assets [line items]
Financial assets	(17)
UAE | Allowance for ECL | Other financial assets measured at amortised cost | Retail | Downside 2 scenario ECL
Disclosure of financial assets [line items]
Financial assets	(21)	(25)
France | Gross carrying/ nominal amount | Mortgages | Retail
Disclosure of financial assets [line items]
Financial assets	21,384	23,159
France | Gross carrying/ nominal amount | Other financial assets measured at amortised cost | Retail
Disclosure of financial assets [line items]
Financial assets	1,438	1,602
France | Allowance for ECL | Mortgages | Retail
Disclosure of financial assets [line items]
Financial assets	(59)	(63)
France | Allowance for ECL | Mortgages | Retail | Consensus Central scenario ECL
Disclosure of financial assets [line items]
Financial assets	(59)	(62)
France | Allowance for ECL | Mortgages | Retail | Consensus Upside scenario ECL
Disclosure of financial assets [line items]
Financial assets	(59)	(62)
France | Allowance for ECL | Mortgages | Retail | Consensus Downside scenario ECL
Disclosure of financial assets [line items]
Financial assets	(59)	(63)
France | Allowance for ECL | Mortgages | Retail | Downside 1 scenario ECL
Disclosure of financial assets [line items]
Financial assets	(59)
France | Allowance for ECL | Mortgages | Retail | Downside 2 scenario ECL
Disclosure of financial assets [line items]
Financial assets	(60)	(64)
France | Allowance for ECL | Other financial assets measured at amortised cost | Retail
Disclosure of financial assets [line items]
Financial assets	(48)	(61)
France | Allowance for ECL | Other financial assets measured at amortised cost | Retail | Consensus Central scenario ECL
Disclosure of financial assets [line items]
Financial assets	(48)	(61)
France | Allowance for ECL | Other financial assets measured at amortised cost | Retail | Consensus Upside scenario ECL
Disclosure of financial assets [line items]
Financial assets	(47)	(60)
France | Allowance for ECL | Other financial assets measured at amortised cost | Retail | Consensus Downside scenario ECL
Disclosure of financial assets [line items]
Financial assets	(48)	(61)
France | Allowance for ECL | Other financial assets measured at amortised cost | Retail | Downside 1 scenario ECL
Disclosure of financial assets [line items]
Financial assets	(49)
France | Allowance for ECL | Other financial assets measured at amortised cost | Retail | Downside 2 scenario ECL
Disclosure of financial assets [line items]
Financial assets	(50)	(63)
US | Gross carrying/ nominal amount | Mortgages | Retail
Disclosure of financial assets [line items]
Financial assets	13,300	15,379
US | Gross carrying/ nominal amount | Credit cards | Retail
Disclosure of financial assets [line items]
Financial assets	224	446
US | Allowance for ECL | Mortgages | Retail
Disclosure of financial assets [line items]
Financial assets	(11)	(28)
US | Allowance for ECL | Mortgages | Retail | Consensus Central scenario ECL
Disclosure of financial assets [line items]
Financial assets	(9)	(27)
US | Allowance for ECL | Mortgages | Retail | Consensus Upside scenario ECL
Disclosure of financial assets [line items]
Financial assets	(9)	(26)
US | Allowance for ECL | Mortgages | Retail | Consensus Downside scenario ECL
Disclosure of financial assets [line items]
Financial assets	(11)	(29)
US | Allowance for ECL | Mortgages | Retail | Downside 1 scenario ECL
Disclosure of financial assets [line items]
Financial assets	(11)
US | Allowance for ECL | Mortgages | Retail | Downside 2 scenario ECL
Disclosure of financial assets [line items]
Financial assets	(21)	(41)
US | Allowance for ECL | Credit cards | Retail
Disclosure of financial assets [line items]
Financial assets	(51)	(80)
US | Allowance for ECL | Credit cards | Retail | Consensus Central scenario ECL
Disclosure of financial assets [line items]
Financial assets	(47)	(76)
US | Allowance for ECL | Credit cards | Retail | Consensus Upside scenario ECL
Disclosure of financial assets [line items]
Financial assets	(39)	(70)
US | Allowance for ECL | Credit cards | Retail | Consensus Downside scenario ECL
Disclosure of financial assets [line items]
Financial assets	(52)	(83)
US | Allowance for ECL | Credit cards | Retail | Downside 1 scenario ECL
Disclosure of financial assets [line items]
Financial assets	(60)
US | Allowance for ECL | Credit cards | Retail | Downside 2 scenario ECL
Disclosure of financial assets [line items]
Financial assets	(70)	(118)
Canada | Gross carrying/ nominal amount | Mortgages | Retail
Disclosure of financial assets [line items]
Financial assets	26,311	26,097
Canada | Gross carrying/ nominal amount | Credit cards | Retail
Disclosure of financial assets [line items]
Financial assets	282	279
Canada | Gross carrying/ nominal amount | Other financial assets measured at amortised cost | Retail
Disclosure of financial assets [line items]
Financial assets	1,520	1,598
Canada | Allowance for ECL | Mortgages | Retail
Disclosure of financial assets [line items]
Financial assets	(27)	(28)
Canada | Allowance for ECL | Mortgages | Retail | Consensus Central scenario ECL
Disclosure of financial assets [line items]
Financial assets	(25)	(27)
Canada | Allowance for ECL | Mortgages | Retail | Consensus Upside scenario ECL
Disclosure of financial assets [line items]
Financial assets	(24)	(26)
Canada | Allowance for ECL | Mortgages | Retail | Consensus Downside scenario ECL
Disclosure of financial assets [line items]
Financial assets	(27)	(29)
Canada | Allowance for ECL | Mortgages | Retail | Downside 1 scenario ECL
Disclosure of financial assets [line items]
Financial assets	(27)
Canada | Allowance for ECL | Mortgages | Retail | Downside 2 scenario ECL
Disclosure of financial assets [line items]
Financial assets	(43)	(48)
Canada | Allowance for ECL | Credit cards | Retail
Disclosure of financial assets [line items]
Financial assets	(10)	(9)
Canada | Allowance for ECL | Credit cards | Retail | Consensus Central scenario ECL
Disclosure of financial assets [line items]
Financial assets	(10)	(9)
Canada | Allowance for ECL | Credit cards | Retail | Consensus Upside scenario ECL
Disclosure of financial assets [line items]
Financial assets	(10)	(9)
Canada | Allowance for ECL | Credit cards | Retail | Consensus Downside scenario ECL
Disclosure of financial assets [line items]
Financial assets	(10)	(10)
Canada | Allowance for ECL | Credit cards | Retail | Downside 1 scenario ECL
Disclosure of financial assets [line items]
Financial assets	(11)
Canada | Allowance for ECL | Credit cards | Retail | Downside 2 scenario ECL
Disclosure of financial assets [line items]
Financial assets	(12)	(13)
Canada | Allowance for ECL | Other financial assets measured at amortised cost | Retail
Disclosure of financial assets [line items]
Financial assets	(14)	(19)
Canada | Allowance for ECL | Other financial assets measured at amortised cost | Retail | Consensus Central scenario ECL
Disclosure of financial assets [line items]
Financial assets	(12)	(18)
Canada | Allowance for ECL | Other financial assets measured at amortised cost | Retail | Consensus Upside scenario ECL
Disclosure of financial assets [line items]
Financial assets	(11)	(17)
Canada | Allowance for ECL | Other financial assets measured at amortised cost | Retail | Consensus Downside scenario ECL
Disclosure of financial assets [line items]
Financial assets	(14)	(19)
Canada | Allowance for ECL | Other financial assets measured at amortised cost | Retail | Downside 1 scenario ECL
Disclosure of financial assets [line items]
Financial assets	(16)
Canada | Allowance for ECL | Other financial assets measured at amortised cost | Retail | Downside 2 scenario ECL
Disclosure of financial assets [line items]
Financial assets	$ (24)	$ (27)